Income Taxes - Reconciliation of Effective Tax Rate and Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	¥ (27,465)		¥ (507,446)	¥ (828,087)
Income tax benefit computed at an applicable tax rate of 25%	(6,866)		(126,862)	(207,022)
Effect of non-deductible expenses	33,462		57,888	108,479
Effect of research and development super-deduction	(9,473)		(6,672)	(1,970)
Effect of income tax rate differences in jurisdictions other than PRC	(3,075)		30,189	38,490
Effect of preferential tax rate	(14,228)		(12,211)	(554)
Change in valuation allowance	9,375		69,856	67,899
Income tax expenses net	¥ 9,195	$ 1,409	¥ 12,188	¥ 5,322